SEGMENTED DISCLOSURE INFORMATION	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
SEGMENTED DISCLOSURE INFORMATION

16.	SEGMENTED DISCLOSURES INFORMATION

The Trust has one reportable segment — the ownership and rental of industrial real estate as determined by the information reviewed by the chief operating decision maker who is the President and Chief Executive Officer. The following tables present certain information with respect to geographic segmentation:

Revenue
Years ended December 31,	2022		2021
Canada	$75,934	17%	$65,542	17%
United States	251,746	55%	203,273	51%
Austria	59,523	13%	64,994	17%
Germany	31,823	7%	27,075	7%
Netherlands	34,945	8%	27,540	7%
Other Europe	1,608	—%	5,064	1%
	$455,579	100%	$393,488	100%

For the year ended December 31, 2022, revenue from Magna comprised approximately 25%
(2021 — 31%) of the Trust’s total revenue.

Investment Properties
As at December 31,	2022		2021
Canada	$1,918,822	22%	$1,712,946	21%
United States	4,757,867	54%	4,229,477	53%
Austria	759,977	8%	773,772	10%
Germany	588,804	7%	465,478	6%
Netherlands	814,101	9%	789,485	10%
	$8,839,571	100%	$7,971,158	100%